Intangible Assets	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Intangible Assets
(13) Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2025 and 2026 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2024	¥1,101,561	¥597,982	¥130,629	¥1,830,172

Additions	¥—	¥20,330	¥2,153	¥22,483
Internally developed	287,098	55,775	—	342,873
Sales or disposal	(50,588)	(6,880)	(21,365)	(78,833)
Exchange differences on translating foreign operations	(793)	(5,754)	(2,099)	(8,646)
Other	1,616	5,352	206	7,174

Balance as of March 31, 2025	¥1,338,894	¥666,805	¥109,524	¥2,115,223

Additions	¥—	¥26,064	¥2,931	¥28,995
Internally developed	198,806	61,280	—	260,086
Sales or disposal	(539,135)	(50,744)	(9,648)	(599,527)
Exchange differences on translating foreign operations	16,219	30,460	9,019	55,698
Other	1,756	(4,245)	(1,030)	(3,519)

Balance as of March 31, 2026	¥1,016,540	¥729,620	¥110,796	¥1,856,956

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2024	¥(372,370)	¥(445,892)	¥(12,221)	¥(830,483)

Amortization	¥(162,579)	¥(40,549)	¥(1,008)	¥(204,136)
Sales or disposal	37,207	6,041	302	43,550
Exchange differences on translating foreign operations	(39)	3,650	168	3,779
Other	18	(124)	(1,808)	(1,914)

Balance as of March 31, 2025	¥(497,763)	¥(476,874)	¥(14,567)	¥(989,204)

Amortization	¥(165,607)	¥(40,769)	¥(2,414)	¥(208,790)
Impairment losses	(69,602)	(217)	(34,333)	(104,152)
Sales or disposal	209,740	45,731	23	255,494
Exchange differences on translating foreign operations	(8,758)	(21,879)	(2,907)	(33,544)
Other	3,498	2,757	1,745	8,000

Balance as of March 31, 2026	¥(528,492)	¥(491,251)	¥(52,453)	¥(1,072,196)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2025	¥841,131	¥189,931	¥94,957	¥1,126,019
Balance as of March 31, 2026	488,048	238,369	58,343	784,760
Amortization, impairment losses and losses on disposal of capitalized development costs is included in research and development, and amortization of other intangible assets is included in cost of sales, selling, general and administrative, and research and development in the consolidated statements of income.
For commitments for purchases of intangible assets, see note 28.
For the details of EV-related impairment losses and losses on disposal, see note 4(d).